Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
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Disclosure of Detailed Information about Property, Plant and Equipment

Depreciation is calculated from the date an asset becomes available for use and is depreciated on a straight-line basis over the estimated useful life of each part of an item of property, plant and equipment. Leased assets are depreciated on the same basis as owned assets over the shorter of the lease term and their useful lives. The principal periods used for this purpose are:

• Data center freehold land	Not depreciated

• Data center buildings	15-30 years

• Data center infrastructure and equipment	5-20 years

• Office equipment and other	3-15 years

Disclosure of Detailed Information about Intangible Assets

Amortization is calculated on a straight-line basis over the estimated useful lives of the intangible asset. Amortization methods, useful lives are reviewed annually.

The estimated useful lives are:

• Power grid rights	10–15 years

• Software	3–5 years

• Other	3–12 years

• Customer portfolio	20 years

Disclosure of Expected Impact of Initial Application of New Standards or Interpretations

The new standards, amendments to standards and interpretations listed below are available for early adoption in the annual period beginning January 1, 2017, although they are not mandatory until a later period. The Group has decided not to adopt these new standards or interpretations until a later point in time.

Effective date	New standard or amendments
Deferred indefinitely	Amendments to IFRS 10 and IAS 28: Sale or contribution of assets between an investor and its associate or joint venture
January 1, 2018	IFRS 15 – Revenue from Contracts with Customers;
January 1, 2018	IFRS 9 – Financial Instruments;
January 1, 2018	Amendments to IFRS 2: Classification and measurement of share-based payment transactions;
January 1, 2019	IFRS 16 – Leases.